Annual Operating Expenses {- Fidelity® Large Cap Value Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-12 - Fidelity® Large Cap Value Enhanced Index Fund - Fidelity Large Cap Value Enhanced Index Fund-Default
Oct. 30, 2020
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%